Investments in associates	12 Months Ended
Dec. 31, 2023
Investments in associates
Investments in associates

15       Investments in associates

	For the year ended December 31,
	2023	2022
Balances at the beginning of the year	1,911	2,355
Share of income/(loss) in associates (Note 10)	7,108	(970)
Contributions	84	260
Acquisitions (1)	3,384	—
Others	(425)	223
Translation differences	(70)	43
Balances at the end of the year	11,992	1,911

(1) Consist of the consideration for the acquisition of Navinten S.A. (Note 28)

15       Investments in associates (Cont)

Breakdown of the share of income/(loss) in associates is as follows:

	2023	2022	2021
Sociedad Aeroportuaria Kuntur Wasi S.A.	(84)	(260)	(741)
Navinten S.A. (**)	7,292	—	—
Others	(100)	(710)	112
	7,108	(970)	(629)

Main Associates are as follows:

			Investment in associates
			Percentage of
			ownership at		For the year ended
		Country of	December 31,		December 31,
Company	Main activity	incorporation	2023	2022	2023	2022
Aeropuertos Ecológicos de Galápagos S.A. (*)	Airport Operation	Ecuador	99.90%	99.90%	1,000	1,000
Navinten S.A. (**)	Duty free operation	Uruguay	49.00%	—	10,264	—
Sociedad Aeroportuaria Kuntur Wasi S.A. (***)	Airport Operation	Perú	47.90%	47.90%	—	—
Others		—	—	—	728	911
					11,992	1,911

(*) Under the terms of the Galapagos Concession Agreement, the net income generated by the Company must be transferred entirely to the Dirección General de Aviación Civil (“DGAC”), however, the Group maintains the operational management of such company and therefore has significant influence.

(**) See Note 28 regarding the acquisition of Navinten S.A.

(***) On July 13, 2017, the Government of Peru notified the unilateral decision to rescind the concession agreement for the Nuevo Aeropuerto International de Chinchero; therefore, since then the investment has been maintained in zero.